Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) creditFacility	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($) creditFacility
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted debt-to-EBITDA ratio	2
Number of credit facilities | creditFacility	1		1
Borrowings		$ 6,255	$ 7,374
Debt-to-capitalization ratio, maximum	0.6		0.6
Actual debt-to-EBITDA ratio	120.00%	270.00%
Actual net debt-to-capitalization ratio	0.22	0.24	0.22
Revolving Credit Facility Due November 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity	$ 4,000,000,000